Consolidated Balance Sheet Components (Tables)	6 Months Ended
Dec. 31, 2022
Consolidated Balance Sheet Components [Abstract]
Schedule of inventories
	As of December 31, 2022	As of June 30, 2022
Finished goods	$649	$869
Total inventories	$649	$869

Schedule of property and equipment
	As of December 31, 2022	As of June 30, 2022
Tablets	$5,726	$5,663
Computer equipment	604	519
Software	4	562
Total property and equipment	6,334	6,744
Less: accumulated depreciation	(4,845)	(4,769)
Property and equipment, net	$1,489	$1,975

Schedule of intangible assets
	As of December 31, 2022	As of June 30, 2022
Capitalized software	$5,993	$3,135
Developed technology	1,300	1,300
Domain name	151	151
Intangible assets, gross	7,444	4,586
Less: accumulated amortization	(502)	(360)
Intangible assets, net	$6,942	$4,226

Schedule of intangible assets have weighted-average amortization periods
Years
Capitalized software	4
Developed technology	4
Domain Name	15

Schedule of total future amortization expense for intangible assets
Remainder of 2023	$175
2024	350
2025	350
2026	323
2027	14
Thereafter	57
Total	$1,269

Schedule of accrued liabilities
	As of December 31, 2022	As of June 30, 2022
Accrued expenses	$1,156	$2,176
Accrued vacation	943	874
Accrued payroll	670	1,686
Operating lease liability, current	345	—
Accrued interest	222	402
Accrued repair cost (Refer to Note 8)	194	724
Accrued sales tax	112	86
Accrued other	714	267
Total accrued liabilities	$4,356	$6,215

Schedule of other long-term liabilities
	As of December 31, 2022	As of June 30, 2022
Unvested founder shares liability	$428	$—
Operating lease liability, net of current portion	320	—
Total other long-term liabilities	$748	$—